Summary of Significant Accounting Policies - Summarized of Financial Information Group's Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	¥ 250,826		¥ 233,207		$ 35,868
Restricted cash	51,473		61,708		7,361
Short-term investments	2,936		5,000		420
Contract assets, net of allowance for doubtful accounts	86,249		71,085		12,333
Account receivable, net of allowance for doubtful accounts	172,539		157,080		24,673
Insurance premium receivables, net of allowance for doubtful accounts	1,141		1,763		163
Amounts due from related parties	4,315		995		617
Prepaid expense and other receivables, net of allowance for doubtful accounts	89,504		68,171		12,799
Total current assets	658,983		599,009		94,234
Non-current assets
Restricted cash	29,683		29,883		4,245
Contract assets, net of allowance for doubtful accounts	45,574		28,435		6,517
Property, Plant and Equipment, net	38,242		47,083		5,469
Intangible assets, net	66,013		68,840		9,440
Long-term investments	65,012		66,716	¥ 76,688	9,297	¥ 77,305
Operating lease right-of-use assets	19,349		20,715		2,767
Goodwill	14,075		14,536		2,013
Total non-current assets	279,184		285,189		39,925
Total assets	938,167		884,198		134,159
Current liabilities
Short-term borrowings	53,000		50,000		7,579
Accounts payable	194,951		202,054		27,878
Insurance premium payables	41,295		56,042		5,906
Other payables and accrued expenses	41,965		44,434		6,001
Payroll and welfare payable	81,813		41,005		11,699
Income taxes payable	7,953		2,575		1,139
Operating lease liabilities	17,275		16,743		2,470
Amounts due to related parties	20,415		2,495		2,920
Total current liabilities	458,667		415,348		65,592
Non-current liabilities
Long-term borrowings	6,990		0		1,000
Deferred tax liabilities	14,380		14,875		2,056
Operating lease liabilities	14,966		24,082		2,140
Other non-current liability	11,269		0		1,611
Total non-current liabilities	47,653		39,606		6,814
Total liabilities	506,320		454,954		72,406
Shareholders' equity
Total shareholders' equity attributable to Huize Holding Limited shareholders	411,229		408,740		58,805
Non-controlling interests	20,618		20,504		2,948
Total shareholders' equity	431,847		429,244	410,415	$ 61,753	¥ 342,025
Operating revenue
Operating revenue	1,523,547	$ 217,864	1,193,827	1,144,533
Net profit/(loss)	58,693	8,393	55,087	51,019
Total operating revenue	1,582,240	226,257	1,248,914	1,195,552
Operating costs and expenses
Cost of revenue	(1,153,880)	$ (165,003)	(855,496)	(729,068)
Related Party [Member]
Current assets
Amounts due from related parties	728		809
Operating revenue
Total operating revenue	3,545		204	728
Huiye Tianze and Its Subsidiaries [Member]
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	170,565		182,503
Restricted cash	51,473		61,708
Short-term investments	2,936		5,000
Contract assets, net of allowance for doubtful accounts	74,944		71,085
Account receivable, net of allowance for doubtful accounts	132,458		113,433
Insurance premium receivables, net of allowance for doubtful accounts	1,141		1,763
Prepaid expense and other receivables, net of allowance for doubtful accounts	104,093		91,618
Total current assets	538,245		527,339
Non-current assets
Restricted cash	29,683		29,883
Contract assets, net of allowance for doubtful accounts	36,638		28,435
Property, Plant and Equipment, net	37,516		46,267
Intangible assets, net	44,080		45,483
Long-term investments	53,786		56,786
Operating lease right-of-use assets	14,509		19,039
Goodwill	0		461
Other non-current assets	1,133		120
Total non-current assets	217,345		226,474
Total assets	755,590		753,813
Current liabilities
Short-term borrowings	53,000		50,000
Accounts payable	155,104		156,692
Insurance premium payables	41,295		56,042
Other payables and accrued expenses	175,450		169,647
Payroll and welfare payable	46,617		26,964
Income taxes payable	2,405		2,234
Operating lease liabilities	14,748		14,953
Total current liabilities	488,619		479,027
Non-current liabilities
Long-term borrowings	6,990		0
Deferred tax liabilities	10,100		10,971
Operating lease liabilities	12,577		24,082
Other non-current liability	4,746		0
Total non-current liabilities	34,413		35,053
Total liabilities	523,032		514,080
Shareholders' equity
Total shareholders' equity attributable to Huize Holding Limited shareholders	220,937		229,156
Non-controlling interests	11,621		10,577
Total shareholders' equity	232,558		239,733
Operating revenue
Operating revenue	825,663		1,009,140	1,173,322
Gross profit	302,505		344,518	442,486
Net profit/(loss)	(25,332)		23,136	86,082
Total operating revenue	(26,597)		4,300	149,531
Operating costs and expenses
Cost of revenue	(6,676)		(14,323)	(59,022)
Net cash provided by/(used in) financing activities	10,607		24,002	¥ (120,119)
Huiye Tianze and Its Subsidiaries [Member] | Related Party [Member]
Current assets
Amounts due from related parties	635		229
Current liabilities
Amounts due to related parties	¥ 0		¥ 2,495